Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Enel S.p.A. [Member] | Technical Services [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (11,542)	$ (11,554)	$ (2,083)
Enel S.p.A. [Member] | Other Services [Member] | ITALY | Enel S.p.A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,045)	(2,827)	(1,077)
Enel Chile S A [Member] | Management services and other [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,158)	(7,707)	(8,128)
Enel Green Power SPA [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,757)
Enel Golbal Thermal Generation SRL [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,268)	(3,536)	(5,561)
Enel Green Power Perú (USD) [Member] | Other Services [Member] | Peru | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	1,993
Proyectos Y Soluciones Renovables S.A.C [Member] | Other Services [Member] | Peru | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(31)
Enel Global Infrastructure And Network [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,418)
Enel Global Infrastructure And Network [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(30,448)	(16,685)
Enel X S.R.L [Member] | Technical Services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,852)
Enel Finance International NV (*) [Member] | Financial expenses [Member] | Chile | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,441)	(127,977)	(43,873)
Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Purchases [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(147,841)	(93,299)	(126,627)
Grupo Enel Green Power Brasil Participações Ltda [Member] | Energy Sales [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	54,158	1,134	24,333
Grupo Enel Green Power Brasil Participações Ltda [Member] | Electricity Tolls [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	215
Grupo Enel Green Power Brasil Participações Ltda [Member] | Other Services [Member] | Brazil | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(1,472)
Enel Green Power Colombia SAS [Member] | Energy Purchases [Member] | Spain | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(8,483)	(7,156)
Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	839
Enel Italia SRL [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(758)	(12,278)	(12,211)
Enel Italia SRL [Member] | Energy Purchases [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,913)	$ (6,778)	$ (4,158)
Enel Italia SRL [Member] | Energy Sales [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	66
Enel Global Services S.r.L [Member] | IT services [Member] | ITALY | Common Immediate Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (7,051)